Summary of Significant Accounting Policies (Useful Lives) (Details)	12 Months Ended						6 Months Ended
	Dec. 31, 2012 Buildings [Member] Minimum [Member]	Dec. 31, 2012 Buildings [Member] Maximum [Member]	Dec. 31, 2012 Shop equipment [Member]	Dec. 31, 2012 Office Equipment [Member]	Dec. 31, 2012 Motor Vehicles [Member]	Dec. 31, 2012 Car Park [Member]	Jun. 30, 2013 Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	30 years	40 years	5 years	3 years	5 years	43 years
Estimated useful life							Shorter of estimated useful life or term of lease